INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 75,332		¥ 72,319		$ 11,543
Less: accumulated amortization	(63,134)		(51,911)		(9,674)
Intangible Assets, net	12,198		20,408		1,869
Amortization expense of intangible assets	12,819	$ 1,965	19,719	¥ 14,864
Customer relationships
INTANGIBLE ASSETS, NET
Intangible assets, gross	10,449		10,449		1,601
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 64,883		¥ 61,870		$ 9,942